UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment: |_|; Amendment Number: ____

This Amendment (Check only one): |_| is a restatement |_| adds new holding
                                    entries.

Institutional Manager Filing this Report:

Name:     Sleep, Zakaria & CO Ltd.

Address:  1A, Burnsall Street
          London, SW3 3SR
          United Kingdom

13F File Number: 028-12054

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting
   Manager:

Name:   Qais Zakaria
Title:  Director
Phone:  +44 207 101 1960


Signature, Place and Date of Signing:

/s/ Qais Zakaria           London, United Kingdom           January 21, 2010
-------------------     ---------------------------      --------------------
     [Signature]                   [City, State]                  [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
   None

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  9

Form 13F Information Table Value Total: $515,409
                                         (thousands)


List of Other Included Managers:

No.              Form 13F         File Number

1                28-12449         The Nomad Investment Partnership L.P.


                                                     FORM 13F INFORMATION TABLE

   COLUMN 1                  COLUMN 2   COLUMN 3    COLUMN 4       COLUMN 5            COLUMN 6        COL 7         COLUMN 8

                             TITLE OF               VALUE      SHARES/    SH/   PUT/   INVESTMENT      OTHR       VOTING AUTHORITY
NAME OF ISSUER               CLASS      CUSIP       (X$1000)   PRN AMOUNT PRN   CALL   DISCRETION      MGRS    SOLE    SHARED   NONE

AMAZON COM INC               COM        023135106   266,350    1,980,000  SH           SHARED-DEFINED   1       0     1,980,000  0
BERKSHIRE HATHAWAY INC DEL   CL A       084670108    54,560          550  SH           SHARED-DEFINED   1       0           550  0
BROOKFIELD HOMES CORP        COM        112723101     7,600      950,000  SH           SHARED-DEFINED   1       0       950,000  0
CB RICHARD ELLIS GROUP INC   CL A       12497T101    14,927    1,100,000  SH           SHARED-DEFINED   1       0     1,100,000  0
COSTCO WHSL CORP NEW         COM        22160K105    68,046    1,150,000  SH           SHARED-DEFINED   1       0     1,150,000  0
LIBERTY GLOBAL INC           COM SER A  530555101    41,629    1,900,000  SH           SHARED-DEFINED   1       0     1,900,000  0
M D C HLDGS INC              COM        552676108    24,832      800,000  SH           SHARED-DEFINED   1       0       800,000  0
MOHAWK INDS INC              COM        608190104    29,036      610,000  SH           SHARED-DEFINED   1       0       610,000  0
U S G CORP                   COM NEW    903293405     8,430      600,000  SH           SHARED-DEFINED   1       0       600,000  0


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